Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

5. Debt

Loans

In February 2010, and as amended during 2012, the Company entered into a loan and security agreement (2010 Loan and Security Agreement) with Silicon Valley Bank (SVB), for borrowings of $3,750,000, collateralized by all assets of the Company. In connection with the borrowings, the Company issued warrants to the bank for the purchase of a total of 64,865 shares of Series B convertible preferred stock and warrants to purchase 75,000 shares of Series C convertible preferred stock. Effective upon the IPO, this was converted to a warrant to purchase 24,419 shares of common stock at a weighted average exercise price of $9.90 and expire ten years from the date of issuance. The 2010 Loan and Security Agreement was paid in full in June 2014.

In June 2014, the Company entered into a Loan and Security Agreement (Loan Agreement) with Hercules Technology Growth Capital Inc. that provided for borrowings up to $10.0 million available to the Company in two tranches. Upon closing of the Loan Agreement, the Company borrowed $4.0 million. In October 2014, the Company entered into the first amendment of the Loan Agreement and borrowed the remaining $6.0 million available under the agreement.

In connection with the Loan Agreement, in June 2014, the Company issued warrants to purchase shares of Series C convertible preferred stock equal to 4% of the amount advanced under the loan. Effective upon the IPO, this was converted to a warrant to purchase 46,838 shares of common stock at $8.54, which expires eight years after the date of issuance. The fair value of the warrants issued was $207,429, based on the fair value of such Series C warrants at the date of issuance. The warrants’ fair value and financing fees of approximately $133,000 were recorded as a debt discount.

In March 2016, the Company entered into the second amendment of the Loan Agreement that provided for a prepayment of the outstanding loan carrying amount of $5.5 million with a prepayment fee of $110,000. In connection with the second amendment, the Company re-priced the outstanding warrants to purchase 46,838 shares of common stock at a new exercise price of $0.62, which expire in September 2022 unless exercised prior to such expiration date. The Company recorded a debt discount of $9,417 associated with the fair value of the warrants issued in connection with the amendment. In addition, the Company incurred loan amendment fees and legal fees of $52,400, which the Company recorded as a debt discount.

In September 2016, the Company prepaid the remaining outstanding balance under the Loan Agreement at a carrying amount of $4.0 million with a prepayment fee of $120,000 and an end of term fee of $300,000. Accordingly, the Loan Agreement was terminated on September 23, 2016. Upon termination of the Loan Agreement, the prepayment fees of $230,000 and unamortized end of term fee of $260,000 were recorded as interest expense.

From June 2014 through payoff in September 2016, the Company paid interest equal to the greater of either 9.0%, plus the Prime Rate as reported in The Wall Street Journal, less 3.25% or 9.0%. The Company recorded total interest expense of $0 and $154,057 related to the Loan Agreement for the three months ended September 30, 2017 and 2016, respectively.

Letter of Credit

In January 2015, the Company executed a lease amendment with LJ Gateway, LLC for new office space. In connection with this lease amendment the Company issued a stand-by letter of credit in the amount of $200,000 in lieu of a security deposit. Pursuant to the terms set forth in the lease amendment, as of March 31, 2017, the stand-by letter of credit was reduced to $93,382. The standby letter of credit is secured by a restricted money market account. The terms of the standby letter of credit expire in May 2020, which is subject to automatic yearly renewal prior to this date.

5. Debt

Loans

In February 2010, and as amended during 2012, the Company entered into a loan and security agreement (2010 Loan and Security Agreement) with Silicon Valley Bank (SVB), for borrowings of $3,750,000, collateralized by all assets of the Company. In connection with the borrowings, the Company issued warrants to the bank for the purchase of a total of 64,865 shares of Series B convertible preferred stock and warrants to purchase 75,000 shares of Series C convertible preferred stock. Effective upon the IPO, this was converted to a warrant to purchase 24,419 shares of common stock at a weighted average exercise price of $9.90 and expire ten years from the date of issuance.

In 2013, through the payoff of the loan in June 2014 the Company paid interest equal to 7.78% above the 24-month Treasury Rate with a floor of 8.00%. The Company recorded total interest expense of $4,186 for the twelve months ended December 31, 2014, related to the 2010 Loan and Security Agreement, as amended

In June 2014, the Company entered into a Loan and Security Agreement (Loan Agreement) with Hercules Technology Growth Capital Inc. that provided for borrowings up to $10.0 million available to the Company in two tranches. Upon closing of the Loan Agreement, the Company borrowed $4.0 million. In October 2014, the Company entered into the first amendment of the Loan Agreement and borrowed the remaining $6.0 million available under the agreement.

In connection with the Loan Agreement, in June 2014, the Company issued warrants to purchase shares of Series C convertible preferred stock equal to 4% of the amount advanced under the loan. Effective upon the IPO, this was converted to a warrant to purchase 46,838 shares of common stock at $8.54, which expires on June 11, 2024. The fair value of the warrants issued was $207,429, based on the fair value of such Series C warrants at the date of issuance. The warrants’ fair value and financing fees of approximately $133,000 were recorded as a debt discount.

In March 2016, the Company entered into the second amendment of the Loan Agreement that provided for a prepayment of the outstanding loan carrying amount of $5.5 million with a prepayment fee of $110,000. In connection with the second amendment, the Company re-priced the outstanding warrants to purchase 46,838 shares of common stock at a new exercise price of $0.62, which will expire in September 2022 unless exercised prior to such expiration date. The Company recorded a debt discount of $9,417 associated with the fair value of the warrants issued in connection with the amendment. In addition, the Company incurred loan amendment fees and legal fees of $52,400, which the Company recorded as a debt discount.

In September 2016, the Company prepaid the remaining outstanding balance under the Loan Agreement at a carrying amount of $4.0 million with a prepayment fee of $120,000 and an end of term fee of $300,000. Accordingly, the Loan Agreement was terminated on September 23, 2016. Upon termination of the Loan Agreement, the prepayment fees of $230,000 and unamortized end of term fee of $260,000 were recorded as interest expense

From June 2014 through payoff in September 2016, the Company paid interest equal to the greater of either 9.0%, plus the Prime Rate as reported in The Wall Street Journal, less 3.25% or 9.0%. The Company recorded total interest expense of $1,035,763, $1,133,987 and $374,891 for the twelve months ended December 31, 2016, December 31, 2015 and December 31, 2014, respectively.

Letter of Credit

In January 2015, the Company executed a lease amendment with LJ Gateway, LLC for new office space. In connection with this lease amendment the Company issued a stand-by letter of credit in the amount of $200,000 in lieu of a security deposit. The standby letter of credit is secured by a restricted money market account. The terms of the standby letter of credit expire in May 2020 and are subject to automatic yearly renewal prior to this date.